BUSINESS COMBINATIONS AND DISPOSITIONS (Tables)	12 Months Ended
Aug. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Business Combination Disclosure [Text Block]	The table below gives additional details related to these acquisitions:

	Fiscal
	2023	2022	2021
Total consideration	$2,482,109	$3,416,981	$4,109,145
Goodwill	2,094,972	2,758,893	3,388,948
Intangible assets	544,661	737,040	983,910